Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of net defined benefit liability (asset) [line items]
Decrease/(Increase) in asset limitation	R (1,051)	R 105	R (749)
Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	6,548	6,638
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	58,305	56,282	56,329
Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	50,390	49,421
Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	23,075	22,113
Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	27,315	27,308
Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	7,915	6,861
Plan assets | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	(54,018)	(50,854)	(49,191)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	(26,392)	(24,183)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	(27,626)	(26,671)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	2,261	1,210
Decrease/(Increase) in asset limitation	(1,051)	105
South Africa | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	(582)	(622)
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	47,285	46,508	44,823
South Africa | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	47,285	46,508
South Africa | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	19,970	19,200
South Africa | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	27,315	27,308
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	(50,128)	(48,340)	(46,752)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	(22,502)	(21,669)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	(27,626)	(26,671)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	2,261	1,210
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	7,130	7,260
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	11,020	9,774	11,506
Foreign Countries | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	3,105	2,913
Foreign Countries | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	3,105	2,913
Foreign Countries | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	7,915	6,861
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	(3,890)	(2,514)	R (2,439)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) recognized	R (3,890)	R (2,514)